LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Insurance [Abstract]
Short-duration health insurance claims, Total IBNR plus expected development on reported claims	$ 16	$ 0